Condensed Consolidated Statements of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Condensed Consolidated Statements of Financial Position
Allowance for receivables (in dollars)	$ 28	$ 26
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	140,987,217	98,915,432
Common stock, shares outstanding (in shares)	133,349,047	91,669,470
Treasury stock (in shares)	7,638,170	7,245,962